COMMON STOCK	12 Months Ended
Dec. 30, 2023
COMMON STOCK
COMMON STOCK

H.COMMON STOCK

We maintain and administer our shareholder approved Employee Stock Purchase Plan. The Employee Stock Purchase Plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date. We have expensed the fair value of the compensation associated with these awards, which approximates the discount. The amount of expense is nominal.

We maintain and administer our shareholder approved Director Compensation Plan. The Director Compensation Plan allows eligible members of the Board of Directors to defer the cash portion of their retainer and committee fees, credited in the form of stock units, and receive shares of our stock at the time of or following their retirement, disability or death. The number of shares to be received is equal to the amount of the cash portion of their retainer and committee fees deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of units is increased by the amount of dividends paid on our common stock. The units are immediately vested as of the grant date, since they are considered payment for services rendered quarterly. We recognized expense for this plan of $1.9 million in 2023, $2.0 million in 2022, and $1.7 million in 2021. Effective January 1, 2017, this plan was amended to allow directors to defer payment of the annual retainer paid in the form of our common stock. The number of shares to be received for their portion of the retainer that is deferred is equal to the amount of shares plus the number of shares attributable to cash dividends payable on those deferred shares.

Finally, we maintain and administer our shareholder approved Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP provides for the grant of stock options, stock appreciation rights, restricted stock, performance shares, sales incentive awards, and other stock-based awards.

Executive Stock Match awards are granted in the year following the requisite service period, which begins at the beginning of each fiscal year, and fully vest on the fifth anniversary of the grant date. Refer to Notes to Consolidated Financial Statements, Note G, "Deferred Compensation" for additional information on the “Plan”.

There is no unrecognized compensation expense remaining for stock options in 2023, 2022, and 2021.

Below is a summary of common stock issuances for 2023 and 2022 (in thousands, except per share data):

	December 30, 2023
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	33	$98.20

Shares issued under the employee stock gift program	2	95.42
Shares issued under the director compensation plan	3	92.82
Shares issued under the LTSIP	756	86.14
Shares issued under the executive stock match plan	75	85.89
Forfeitures	(15)
Total shares issued under stock grant programs	821	$86.16

Shares issued under the deferred compensation plans	124	$88.43

	December 31, 2022
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	44	$73.45

Shares issued under the employee stock gift program	2	78.23
Shares issued under the director retainer stock program	4	79.98
Shares issued under the LTSIP	755	82.73
Shares issued under the executive stock grants plan	62	82.87
Forfeitures	(17)
Total shares issued under stock grant programs	806	$82.71

Shares issued under the deferred compensation plans	113	$81.86

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 26, 2020	1,363,794	$35.14	$6.3	0.62 years
Granted	560,516	60.24
Vested	(274,271)	26.50
Forfeited	(23,007)	39.68
Nonvested at December 25, 2021	1,627,032	$45.23	$6.6	0.43 years
Granted	815,874	79.97
Vested	(286,661)	34.00
Forfeited	(17,990)	54.07
Nonvested at December 31, 2022	2,138,255	$58.70	$51.4	3.74 years
Granted	830,346	86.11
Vested	(233,763)	40.50
Forfeited	(14,001)	63.54
Nonvested at December 30, 2023	2,720,837	$68.61	$76.9	3.68 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $34.9 million, $28.2 million, and $11.2 million and the related total income tax benefits of $8.2 million, $6.9 million, and $2.7 million in 2023, 2022 and 2021, respectively.

For the year-ended December 30, 2023, we determined that $28.9 million of share-based bonus awards, representing 254,746 shares, will be awarded to qualified employees as it relates to the Company’s 2023 performance and granted in 2024 under the LTSIP. Awards granted generally vest after a period of three, five or eight years from the grant date. In addition to the share-based bonus awards, certain employees are eligible to receive performance units equivalent to $1.2 million, or 10,893 shares of stock, if certain performance metrics are achieved after three years. As of December 30, 2023 and December 31, 2022, we recognized approximately $5.0 million and $13.8 million, respectively, of compensation expense related to share-based bonus awards and performance units for each of those respective performance years.

We have a Sales Incentive Plan for certain eligible employees. Under this plan, sales incentives are determined and calculated using a formula-based approach and estimated monthly based on specific performance metrics. This Plan places a cap on cash payments with the remaining earned incentive being settled in share-based awards. For the year-ended December 30, 2023, we determined that $5.9 million of share-based sales incentive awards, representing 51,802 shares, will be awarded to qualified employees based on the 2023 performance year and granted in 2024. These awards will vest after a period of five years from the grant date. As of December 30, 2023 and December 31, 2022, we recognized approximately $1.0 million and $0.9 million of compensation expense related to share-based sales incentive awards for each of those respective performance years.

In 2023, 2022 and 2021, cash received from share issuances under our plans was $2.7 million, $2.8 million and $2.1 million, respectively.

During 2023, we repurchased 974,869 shares of our common stock at an average share price of $84.27. During 2022, we repurchased approximately 1,246,616 shares of our common stock at an average share price of $76.83. Effective July 26, 2023, our board authorized the repurchase of up to $200 million worth of shares of outstanding stock through July 31, 2024. This share authorization supersedes and replaces our prior share repurchase authorizations. We currently have remaining authorization to repurchase up to $173 million through July 31, 2024.